Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

24.  Related Party Transactions

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationships with the Group
Entities within the non US listed part of the Phoenix TV Group	Under common control by Phoenix TV
China Mobile (“CMCC”)	A shareholder of Phoenix TV
Fengxin Technology (Haikou) Group Co., Ltd (“Lilita”)*	Other equity investee, related party of Phoenix TV Group
Particle Inc. (“Particle”)	Available-for-sale debt investee, with common directors of the Company
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	Former equity method investee, and current subsidiary of VIEs since April 1, 2019
Phoenix FM Limited (“Phoenix FM”)	Equity method investee
Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. (“Fenghuang Jingcai”)	Equity method investee
Yitong Technology (Hangzhou) Limited (“Yitong Technology”)	Other equity investee
Lifeix Inc.	Other equity investee
Shenzhen Kuailai Technology Co., Ltd. (“Kuailai”)	Other equity investee
Henan Fengyi Feiyang Network Technology Limited (“Fengyi Technology”)	Available-for-sale debt investee
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou and employees of the Group
Mr. He Yansheng and Mr. Shang Xiaowei	Legal shareholder of Yifeng Lianhe and employee of the Group
Mr. Wu Haipeng and Mr. He Yansheng	Legal shareholders of Chenhuan and employees of the Group

*In 2019, the name of “Beijing Phoenix Lilita Information Technology Co., Ltd.” was changed to “Fengxin Technology (Haikou) Group Co., Ltd.”.

In addition to those disclosed elsewhere in the financial statements, the Group had the following significant related party transactions during the years ended December 31, 2017, 2018 and 2019 (in thousands):

Transactions with the Non US Listed Part of Phoenix TV Group:

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Content provided by Phoenix TV Group	(12,090)	(12,398)	(11,302)	(1,623)
Advertising and promotion expenses charged by Phoenix TV Group	(23)	(4,258)	(4,157)	(597)
Corporate administrative expenses charged by Phoenix TV Group	(2,676)	(2,166)	(2,057)	(295)
Trademark license fees charged by Phoenix TV Group	(3,569)	(5,752)	(4,988)	(716)
Project cost charged by Phoenix TV Group	(1,217)	(1,763)	(1,148)	(165)
Revenues earned from Phoenix TV Group	9,454	14,354	15,705	2,256

Transactions with CMCC:

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Advertising revenues earned from CMCC	33,491	27,532	23,256	3,341
Paid services revenues earned from and through CMCC	138,712	86,352	71,248	10,234
Revenue sharing fees and bandwidth costs charged by CMCC	(43,604)	(15,929)	(14,216)	(2,042)

24.  Related Party Transactions (Continued)

Transactions with Investees:

	For the Years Ended December 31,
	2017	2018	2019*	2019
	RMB	RMB	RMB	US$
Revenues earned through Phoenix FM	855	160	10	1
Advertising revenues earned from Tianbo	13,869	193	16	2
Advances provided to Tianbo	29	10,721	247	35
Revenues earned from Lilita	10,161	21	305	44
Loans provided to Particle and related interest income including the effect of foreign exchange	87,514	—	—	—
Loans repaid by Particle	(48,747)	(84,083)	—	—
Related interest income including the effect of foreign exchange arising from convertible loans to Particle	(1,799)	8,993	—	—
Corporate administrative expenses charged by Particle	(725)	(82)	—	—
Sales of assets to Particle at carrying value	4,740	(413)	—	—
Other income earned from Particle	—	—	1,990	286
Advertising revenues earned from Fengyi Technology	—	—	12,612	1,812
Revenue sharing fees charged by investees	(111)	(77)	(62)	(9)

* As Tianbo has been consolidated starting from April 1, 2019, related party transactions with Tianbo in 2019 only included those incurred from January 1, 2019 to March 31, 2019.

As of December 31, 2018 and 2019, the amounts of due from and due to related parties were as follows (in thousands):

	As of December 31,
	2018	2019*	2019
	RMB	RMB	US$
Amounts due from related parties:
Due from CMCC (Note 3)	59,871	46,145	6,628
Due from Phoenix TV Group	10,489	10,224	1,469
Due from Particle, net	10,022	1,040	149
Due from Fengyi Technology	—	1,900	273
Due from other investees, net	10,846	414	60
Total	91,228	59,723	8,579
Amounts due to related parties:
Due to CMCC	605	3,668	527
Due to Phoenix TV Group	14,396	24,637	3,539
Due to Yitong Technology (Note 10)	6,500	—	—
Due to Fengyi Technology	—	4,996	718
Due to Others	3,717	922	132
Total	25,218	34,223	4,916

* As Tianbo has been consolidated from April 1, 2019, the amounts of due from and due to related parties as of December 31, 2019 did not include those due from and due to Tianbo.

The amounts due from Phoenix TV Group represent accounts receivable from Phoenix TV Group for the advertising services provided to its customers, and the amounts due to Phoenix TV Group represent resources or services provided by Phoenix TV Group, expenses paid by Phoenix TV Group on behalf of the Group, and expenses charged by Phoenix TV Group under the cooperation agreements (see Note 2 (a)).

24.  Related Party Transactions (Continued)

In January 2017, the Group granted an unsecured RMB74.0 million loan to Particle at an interest rate of 9.0% per annum and with maturity of twelve months (the “January 2017 Loan”). In November 2017, Particle repaid all of the principal and interests of the US$6.8 million loan granted to Particle in November 2016. In July 2018, Particle repaid all of the principal and interests of the January 2017 Loan.

For the years ended December 31, 2017, 2018 and 2019, total interest income arising from loans provided to Particle, convertible loans due from Particle and bank interest expenses incurred by the Group but borne by Particle were RMB23.1 million, RMB9.9 million and nil, respectively. The Group made bad debt provision to receivable from Particle with a total amount of RMB11.2 million (US$1.6 million) for the year ended December 31, 2019, which were reduced from amounts due from related parties.